TAXES - Schedule of Taxes Payable (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Income tax payable	$ 95,659	$ 78,257	$ 78,257	$ 126,041
Value added tax payable	142,729	137,640	137,640	133,694
Other taxes payable	1,936	2,445	2,445	8,975
Total taxes payable	$ 240,324	$ 218,342	$ 218,342	$ 268,710